Related party transactions (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Amounts due from affiliates	$ 4,286	$ 4,237
Amounts due to owners and affiliates	$ 1,417	$ 1,374